Schedule of aging of company’s trade receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Trade receivables	$ 3,265	$ 283
Current [member]
IfrsStatementLineItems [Line Items]
Trade receivables	3,236	176
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Trade receivables	29	80
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade receivables		24
Later than three months [member]
IfrsStatementLineItems [Line Items]
Trade receivables		$ 3